As filed with the Securities and Exchange Commission on April 10, 2009

Registration No. 333-61135

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

SEC File # 811-5563

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 41	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 234	☒

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
PACIFIC LIFE INSURANCE COMPANY

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive
P.O. Box 9000
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Office)

(949) 219-7286
(Depositor’s Telephone Number, including Area Code)

Charlene Grant
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
P.O. Box 9000
Newport Beach, California 92660
(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on May 1, 2009 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on ___________________ pursuant to paragraph (a)(1)

If appropriate, check the following box:

☒	This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of securities being registered: interests in the Separate Account under M’s Versatile Product Flexible Premium Variable Life Insurance Policies.

Filing fee: None

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, for the sole purpose of delaying the effective date of Post-Effective Amendment No. 40 to Registration Statement No. 333-61135 filed pursuant to Rule 485(a) of the Securities Act of 1933, as amended, on February 13, 2009. Post-Effective Amendment No. 40 was scheduled to become effective on April 14, 2009. The contents of Post-Effective Amendment No. 40 are incorporated by reference herein. As stated on the cover page to this filing, this Post-Effective Amendment No. 41 is intended to become effective on May 1, 2009.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 41 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 10th day of April, 2009.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
(Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY (Depositor)

By:

James T. Morris* Chairman of the Board, President and Chief Executive Officer

*By:	/s/ SHARON A. CHEEVER

Sharon A. Cheever
as attorney-in-fact

(Power of Attorney is contained as Exhibit 18 in Post-Effective Amendment No. 8 to the Registration Statement on Form N-6 for the Pacific Select Exec Separate Account, filed on February 14, 2007, File No. 333-118913, Accession No. 0000892569-07-000110, and incorporated by reference herein.)

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 41 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

	* James T. Morris	Chairman of the Board, President and Chief Executive Officer	April 10, 2009

	* Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer	April 10, 2009

	/s/ SHARON A. CHEEVER Sharon A. Cheever	Director, Senior Vice President and General Counsel	April 10, 2009

	* Audrey L. Milfs	Director, Vice President and Corporate Secretary	April 10, 2009

	* Michael A. Bell	Executive Vice President	April 10, 2009

	* Edward Byrd	Senior Vice President and Chief Accounting Officer	April 10, 2009

	* Denis P. Kalscheur	Vice President and Treasurer	April 10, 2009

	* Brian D. Klemens	Vice President and Controller	April 10, 2009

*By:	/s/ SHARON A. CHEEVER		April 10, 2009

Sharon A. Cheever as attorney-in-fact

(Power of Attorney is contained as Exhibit 18 in Post-Effective Amendment No. 8 to the Registration Statement on Form N-6 for the Pacific Select Exec Separate Account, filed on February 14, 2007, File No. 333-118913, Accession No. 0000892569-07-000110, and incorporated by reference herein.)